Summary of Significant Accounting Policies - Basis of Presentation and Going Concern (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 08, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Voting rights stock	85.30%
Warrants
Other accrued liabilities		$ (7,316)	$ (4,502)
Warrants		7,614	4,108
Cash and cash equivalents		75,585	83,045
Held-to-maturity securities		45,159
Accumulated deficit		(831,872)	(456,245)
Net cash used in operating activities		(97,296)	(84,703)	$ (42,591)
Net income (loss)		$ (134,098)	(76,356)	$ (46,689)
Proceeds from divestiture of businesses, net	$ 153,285
Reclassification Of Warrants On Preferred Shares
Warrants
Other accrued liabilities			2,119
Warrants			$ 2,119